Impairment of intangible assets and property, plant and equipment - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill recognized	€ 0	€ 0	€ 0
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	7.25%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
After tax discount rates	8.25%
Opella (discontinued operation, see Note D.1.) | Total for all cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.25%
Biopharma (operating segment) | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%
Biopharma (operating segment) | Total for all cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rates	10.10%